EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Partners' Capital Notes [Abstract]
Schedule of movement in the number of common units, subordinated units and general partner units [Table Text Block]
The following table shows the movement in the number of preferred units, common units, subordinated units and general partner units during the years ended December 31, 2017, 2016 and 2015:

(in units)	Preferred Units	Common Units	Subordinated Units	GP Units
December 31, 2014	—	45,663,096	15,949,831	1,257,408
December 2015 common unit repurchase program	—	(496,000)	—	—
December 31, 2015	—	45,167,096	15,949,831	1,257,408
January 2016 common unit repurchase program	—	(38,000)	—	—
June 2016 conversion of subordinated units	—	15,949,831	(15,949,831)	—
October 2016 IDR reset	—	2,994,364	—	61,109
December 31, 2016	—	64,073,291	—	1,318,517
February 2017 common unit offering	—	5,175,000	—	94,714
October 2017 preferred units offering	5,520,000	—	—	—
November 2017 earn-out units conversion (1st tranche)	—	374,295		7,639
During 2017 common unit continuous offering program	—	145,675	—	2,973
December 31, 2017	5,520,000	69,768,261	—	1,423,843

Schedule of Capital Units
The following table summarizes public offerings of our equity during the year ended December 31, 2017:

Date	Number of Units Issued	Type of units	Offering Price	Net Proceeds (in thousands of $)	Golar’s Ownership after the Offering (2)	Use of Proceeds
February 2017	5,175,000	Common	$22.67	118,774	31.51%	General partnership purposes and a portion of the deposit for the Hilli Acquisition
October 2017	5,520,000	Preferred	$25.00	132,991	31.51%	General partnership purposes
December 2017	145,675	Common(3)	$22.79	3,275	31.82%	General partnership purposes
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(1) Includes General Partner's 2% proportionate capital contribution.
(2) Includes Golar's 2% general partner interest in the Partnership and common unit ownership.
(3) Refers to issuances under our common unit continuous (“ATM”) offering program.